Stock Option and Stock Plans (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2021	Sep. 28, 2021
Unrecognized Option Expense		$ 410,022
Unrecognized Option Expense Period Of Recognition		2 years 6 months 29 days
Options To Acquire Shares Of Common Stock		550,000
Volatility Rate		276.00%
Term		5 years
Discount Percentage		2.96%
Stock Incentive Plan Description		The aggregate number of shares which may be issued pursuant to awards under the Plan is 20,000,000 shares of Common Stock (the “Plan Share Reserve”), subject to adjustments as provided in the Plan. The number of shares underlying any award granted under 2018 ESOP or 2018 NQSOP (the “Prior Plans”) that expires, terminates or is canceled or forfeited for any reason whatsoever under the terms of the Prior Plans, will increase the Plan Share Reserve. Each Award granted under the Plan will reduce the Plan Share Reserve by the number of shares underlying the award. No more than 10,000,000 shares may be issued in the aggregate pursuant to the exercise of incentive stock options granted under the Plan. The maximum number of shares subject to awards granted during a single fiscal year to any non-employee director, taken together with any cash fees paid to such director during the fiscal year, will not exceed $600,000 in total value (calculating the value of any such awards based on their grant date fair value for financial reporting purposes)
Option [Member]
Shares Price Per Shares		$ 0.38
Options Exercisable Term Period		10 years
Vesting Period		5 years
Vesting Percentage		20.00%
2018-ESOP
Number Of Shares Of Common Stock Issued		1,000,000
2018-NQSOP
Number Of Shares Of Common Stock Issued	4,000,000	550,000
Shares Price Per Shares	$ 0.382
Options Exercisable Term Period	10 years
Vesting Period	5 years
Vesting Percentage	20.00%
2021 Employee Stock Purchase Plan
Number Of Shares Of Common Stock Issued			750,000